Distribution Date:	05/17/23	Benchmark 2018-B2 Mortgage Trust
Determination Date:	05/11/23
Next Distribution Date:	06/16/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2018-B2
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	KeyBank National Association
Additional Information	5
			www.key.com/key2cre	(913) 317-4372	Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13-14		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Directing Certificateholder	Barings LLC
Historical Liquidated Loan Detail	24		-
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08161CAA9	2.646400%	29,604,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08161CAB7	3.662300%	341,798,000.00	79,519,777.29	0.00	242,687.73	0.00	0.00	242,687.73	79,519,777.29	37.30%	30.00%
A-3	08161CAC5	3.543900%	60,000,000.00	60,000,000.00	0.00	177,195.00	0.00	0.00	177,195.00	60,000,000.00	37.30%	30.00%
A-4	08161CAD3	3.614700%	125,000,000.00	125,000,000.00	0.00	376,531.25	0.00	0.00	376,531.25	125,000,000.00	37.30%	30.00%
A-5	08161CAE1	3.881900%	444,175,000.00	444,175,000.00	0.00	1,436,869.11	0.00	0.00	1,436,869.11	444,175,000.00	37.30%	30.00%
A-SB	08161CAF8	3.780200%	54,333,000.00	52,169,439.62	1,047,531.43	164,342.43	0.00	0.00	1,211,873.86	51,121,908.19	37.30%	30.00%
A-S	08161CAJ0	4.083500%	165,771,000.00	165,771,000.00	0.00	564,104.90	0.00	0.00	564,104.90	165,771,000.00	23.63%	19.00%
B	08161CAK7	4.293245%	60,281,000.00	60,281,000.00	0.00	215,667.59	0.00	0.00	215,667.59	60,281,000.00	18.65%	15.00%
C	08161CAL5	4.293245%	60,280,000.00	60,280,000.00	0.00	215,664.01	0.00	0.00	215,664.01	60,280,000.00	13.68%	11.00%
D	08161CAP6	2.793245%	20,722,000.00	20,722,000.00	0.00	48,234.69	0.00	0.00	48,234.69	20,722,000.00	11.97%	9.62%
E-RR	08161CAR2	4.293245%	50,862,000.00	50,862,000.00	0.00	181,969.19	0.00	0.00	181,969.19	50,862,000.00	7.77%	6.25%
F-RR	08161CAT8	4.293245%	18,837,000.00	18,837,000.00	0.00	67,393.21	0.00	0.00	67,393.21	18,837,000.00	6.22%	5.00%
G-RR	08161CAV3	4.293245%	18,838,000.00	18,838,000.00	0.00	67,396.79	0.00	0.00	67,396.79	18,838,000.00	4.66%	3.75%
NR-RR	08161CAX9	4.293245%	56,512,898.00	56,512,898.00	0.00	201,958.06	0.00	0.00	201,958.06	56,512,898.00	0.00%	0.00%
S	08161CAZ4	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08161CBB6	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,507,014,098.00	1,212,968,114.91	1,047,531.43	3,960,013.96	0.00	0.00	5,007,545.39	1,211,920,583.48

X-A	08161CAG6	0.457781%	1,220,681,000.00	926,635,216.91	0.00	353,496.29	0.00	0.00	353,496.29	925,587,685.48
X-B	08161CAH4	0.000000%	60,281,000.00	60,281,000.00	0.00	0.00	0.00	0.00	0.00	60,281,000.00
X-D	08161CAM3	1.500000%	20,722,000.00	20,722,000.00	0.00	25,902.50	0.00	0.00	25,902.50	20,722,000.00
Notional SubTotal			1,301,684,000.00	1,007,638,216.91	0.00	379,398.79	0.00	0.00	379,398.79	1,006,590,685.48

Deal Distribution Total					1,047,531.43	4,339,412.75	0.00	0.00	5,386,944.18

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08161CAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08161CAB7	232.65138266	0.00000000	0.71003262	0.00000000	0.00000000	0.00000000	0.00000000	0.71003262	232.65138266
A-3	08161CAC5	1,000.00000000	0.00000000	2.95325000	0.00000000	0.00000000	0.00000000	0.00000000	2.95325000	1,000.00000000
A-4	08161CAD3	1,000.00000000	0.00000000	3.01225000	0.00000000	0.00000000	0.00000000	0.00000000	3.01225000	1,000.00000000
A-5	08161CAE1	1,000.00000000	0.00000000	3.23491667	0.00000000	0.00000000	0.00000000	0.00000000	3.23491667	1,000.00000000
A-SB	08161CAF8	960.17962601	19.27983785	3.02472586	0.00000000	0.00000000	0.00000000	0.00000000	22.30456371	940.89978816
A-S	08161CAJ0	1,000.00000000	0.00000000	3.40291667	0.00000000	0.00000000	0.00000000	0.00000000	3.40291667	1,000.00000000
B	08161CAK7	1,000.00000000	0.00000000	3.57770425	0.00000000	0.00000000	0.00000000	0.00000000	3.57770425	1,000.00000000
C	08161CAL5	1,000.00000000	0.00000000	3.57770421	0.00000000	0.00000000	0.00000000	0.00000000	3.57770421	1,000.00000000
D	08161CAP6	1,000.00000000	0.00000000	2.32770437	0.00000000	0.00000000	0.00000000	0.00000000	2.32770437	1,000.00000000
E-RR	08161CAR2	1,000.00000000	0.00000000	3.57770418	0.00000000	0.00000000	0.00000000	0.00000000	3.57770418	1,000.00000000
F-RR	08161CAT8	1,000.00000000	0.00000000	3.57770399	0.00000000	0.00000000	0.00000000	0.00000000	3.57770399	1,000.00000000
G-RR	08161CAV3	1,000.00000000	0.00000000	3.57770411	0.00000000	0.00000000	0.00000000	0.00000000	3.57770411	1,000.00000000
NR-RR	08161CAX9	1,000.00000000	0.00000000	3.57366313	0.00404120	3.72077486	0.00000000	0.00000000	3.57366313	1,000.00000000
S	08161CAZ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08161CBB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08161CAG6	759.11332847	0.00000000	0.28958941	0.00000000	0.00000000	0.00000000	0.00000000	0.28958941	758.25517517
X-B	08161CAH4	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	08161CAM3	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/23 - 04/30/23	30	0.00	242,687.73	0.00	242,687.73	0.00	0.00	0.00	242,687.73	0.00
A-3	04/01/23 - 04/30/23	30	0.00	177,195.00	0.00	177,195.00	0.00	0.00	0.00	177,195.00	0.00
A-4	04/01/23 - 04/30/23	30	0.00	376,531.25	0.00	376,531.25	0.00	0.00	0.00	376,531.25	0.00
A-5	04/01/23 - 04/30/23	30	0.00	1,436,869.11	0.00	1,436,869.11	0.00	0.00	0.00	1,436,869.11	0.00
A-SB	04/01/23 - 04/30/23	30	0.00	164,342.43	0.00	164,342.43	0.00	0.00	0.00	164,342.43	0.00
X-A	04/01/23 - 04/30/23	30	0.00	353,496.29	0.00	353,496.29	0.00	0.00	0.00	353,496.29	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	04/01/23 - 04/30/23	30	0.00	25,902.50	0.00	25,902.50	0.00	0.00	0.00	25,902.50	0.00
A-S	04/01/23 - 04/30/23	30	0.00	564,104.90	0.00	564,104.90	0.00	0.00	0.00	564,104.90	0.00
B	04/01/23 - 04/30/23	30	0.00	215,667.59	0.00	215,667.59	0.00	0.00	0.00	215,667.59	0.00
C	04/01/23 - 04/30/23	30	0.00	215,664.01	0.00	215,664.01	0.00	0.00	0.00	215,664.01	0.00
D	04/01/23 - 04/30/23	30	0.00	48,234.69	0.00	48,234.69	0.00	0.00	0.00	48,234.69	0.00
E-RR	04/01/23 - 04/30/23	30	0.00	181,969.19	0.00	181,969.19	0.00	0.00	0.00	181,969.19	0.00
F-RR	04/01/23 - 04/30/23	30	0.00	67,393.21	0.00	67,393.21	0.00	0.00	0.00	67,393.21	0.00
G-RR	04/01/23 - 04/30/23	30	0.00	67,396.79	0.00	67,396.79	0.00	0.00	0.00	67,396.79	0.00
NR-RR	04/01/23 - 04/30/23	30	209,294.60	202,186.43	0.00	202,186.43	228.38	0.00	0.00	201,958.06	210,271.77
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			209,294.60	4,339,641.12	0.00	4,339,641.12	228.38	0.00	0.00	4,339,412.75	210,271.77

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	5,386,944.18
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,354,880.35	Master Servicing Fee	7,698.43
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,750.79
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	505.40
ARD Interest	0.00	Operating Advisor Fee	1,981.38
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	303.24
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,354,880.35	Total Fees	15,239.24

Principal		Expenses/Reimbursements
Scheduled Principal	1,047,531.43	Reimbursement for Interest on Advances	228.38
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,047,531.43	Total Expenses/Reimbursements	228.38

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,339,412.75
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,047,531.43
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,386,944.18
Total Funds Collected	5,402,411.78	Total Funds Distributed	5,402,411.80

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,212,968,115.64	1,212,968,115.64	Beginning Certificate Balance	1,212,968,114.91
(-) Scheduled Principal Collections	1,047,531.43	1,047,531.43	(-) Principal Distributions	1,047,531.43
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,211,920,584.21	1,211,920,584.21	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,212,994,104.55	1,212,994,104.55	Ending Certificate Balance	1,211,920,583.48
Ending Actual Collateral Balance	1,211,920,584.23	1,211,920,584.23

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.73)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.73)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.29%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	29,852,366.05	2.46%	56	4.4500	NAP	Defeased	1	29,852,366.05	2.46%	56	4.4500	NAP
	9,999,999 or less	13	83,997,713.73	6.93%	55	4.8401	2.189560	1.49 or less	10	283,110,774.13	23.36%	56	4.5319	0.954240
10,000,000 to 19,999,999		11	161,945,759.02	13.36%	56	4.6919	1.604003	1.50 to 1.74	11	239,357,767.16	19.75%	55	4.5639	1.599453
20,000,000 to 24,999,999		8	176,251,639.43	14.54%	56	4.1775	1.738371	1.75 to 1.99	6	192,647,808.14	15.90%	44	4.1514	1.837743
25,000,000 to 49,999,999		10	377,432,948.76	31.14%	55	4.2619	1.634642	2.00 to 2.24	8	165,118,865.89	13.62%	55	4.2597	2.112193
	50,000,000 or greater	6	382,440,157.22	31.56%	38	4.1233	2.248912	2.25 or greater	13	301,833,002.84	24.91%	40	4.0076	2.886745
	Totals	49	1,211,920,584.21	100.00%	50	4.3081	1.869201	Totals	49	1,211,920,584.21	100.00%	50	4.3081	1.869201
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	29,852,366.05	2.46%	56	4.4500	NAP
							Defeased	1	29,852,366.05	2.46%	56	4.4500	NAP
Alabama	1	8,173,442.85	0.67%	55	4.5580	2.290000
							Lodging	13	219,899,157.28	18.14%	55	4.8041	1.236958
Arizona	1	41,000,000.00	3.38%	56	3.5595	2.740000
							Mixed Use	2	83,000,000.00	6.85%	56	4.1834	1.799880
California	7	252,983,909.98	20.87%	56	3.9198	2.187264
							Mobile Home Park	2	6,498,246.90	0.54%	57	4.8500	1.660000
Colorado	1	3,921,497.12	0.32%	55	5.1050	3.000000
							Multi-Family	4	107,992,099.70	8.91%	36	4.3084	1.712536
Connecticut	1	24,580,217.22	2.03%	55	4.2169	1.470000
							Office	16	528,976,230.36	43.65%	47	4.0425	2.350789
Florida	4	94,548,131.67	7.80%	57	4.6449	1.337434
							Other	1	24,500,000.00	2.02%	56	4.2820	0.850000
Georgia	7	54,510,593.52	4.50%	56	5.0479	1.952917
							Retail	11	203,758,751.57	16.81%	56	4.4543	1.598763
Illinois	2	104,000,000.00	8.58%	10	4.3367	2.057788
							Self Storage	3	7,443,732.67	0.61%	57	4.9500	3.230000
Maryland	1	14,465,400.57	1.19%	56	4.7750	1.910000
							Totals	53	1,211,920,584.21	100.00%	50	4.3081	1.869201
Massachusetts	1	35,000,000.00	2.89%	56	3.9000	2.170000

Michigan	1	22,826,342.82	1.88%	57	5.0300	1.170000

Minnesota	4	56,761,894.26	4.68%	54	4.7410	1.110000

New Jersey	1	30,000,000.00	2.48%	54	4.1400	2.040000

New Mexico	1	8,787,037.38	0.73%	55	5.7100	2.500000

New York	3	138,000,000.00	11.39%	56	4.0266	1.837971

North Carolina	3	20,727,863.73	1.71%	53	5.4219	1.925805

Ohio	2	37,334,702.74	3.08%	57	4.5968	1.933200

Oregon	1	19,361,844.60	1.60%	55	4.0420	1.650000

Pennsylvania	2	34,542,519.90	2.85%	54	4.1111	1.939367

Rhode Island	1	10,363,359.13	0.86%	56	4.4000	1.580000

Tennessee	1	6,539,276.08	0.54%	55	4.9100	2.660000

Texas	4	59,618,932.41	4.92%	52	4.8442	1.585386

Virginia	2	104,021,252.50	8.58%	35	4.1720	1.755737

Totals	53	1,211,920,584.21	100.00%	50	4.3081	1.869201

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	29,852,366.05	2.46%	56	4.4500	NAP	Defeased	1	29,852,366.05	2.46%	56	4.4500	NAP
	3.99999% or less	8	308,300,000.00	25.44%	48	3.6527	2.661975	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	15	438,867,358.80	36.21%	45	4.2575	1.600816	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	20	369,614,313.46	30.50%	55	4.7061	1.575684	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	5	65,286,545.90	5.39%	57	5.4242	1.860777	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	1,211,920,584.21	100.00%	50	4.3081	1.869201	49 months or greater	48	1,182,068,218.16	97.54%	50	4.3045	1.884081
								Totals	49	1,211,920,584.21	100.00%	50	4.3081	1.869201
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	29,852,366.05	2.46%	56	4.4500	NAP	Defeased	1	29,852,366.05	2.46%	56	4.4500	NAP
	84 months or less	48	1,182,068,218.16	97.54%	50	4.3045	1.884081	Interest Only	16	583,470,000.00	48.14%	44	3.9604	2.297373
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	356 months or less	32	598,598,218.16	49.39%	55	4.6398	1.481234
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	1,211,920,584.21	100.00%	50	4.3081	1.869201	Totals	49	1,211,920,584.21	100.00%	50	4.3081	1.869201
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	29,852,366.05	2.46%	56	4.4500	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	48	1,182,068,218.16	97.54%	50	4.3045	1.884081
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	1,211,920,584.21	100.00%	50	4.3081	1.869201
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10187366	1	OF	Lisle	IL	Actual/360	4.354%	288,426.00	0.00	0.00	N/A	01/06/23	--	79,500,000.00	79,500,000.00	05/06/23
2	10187367	1	RT	Aventura	FL	Actual/360	4.669%	248,978.42	112,764.91	0.00	N/A	02/01/28	--	63,991,027.87	63,878,262.96	05/01/23
3	10187368	1	OF	Sunnyvale	CA	Actual/360	3.365%	190,682.09	0.00	0.00	01/06/28	04/06/31	--	68,000,000.00	68,000,000.00	05/06/23
4	10187369	1	MF	Alexandria	VA	Actual/360	3.880%	194,000.00	0.00	0.00	N/A	12/01/24	--	60,000,000.00	60,000,000.00	05/01/23
5	10187370	1	LO	Rochester	MN	Actual/360	4.741%	224,719.19	117,040.71	0.00	N/A	11/06/27	--	56,878,934.97	56,761,894.26	05/06/23
6A-1	10187371	1	LO	San Francisco	CA	Actual/360	4.145%	124,981.02	69,343.95	0.00	N/A	01/06/28	--	36,182,682.82	36,113,338.87	05/06/23
6A-3	10187372	1				Actual/360	4.145%	62,490.51	34,671.98	0.00	N/A	01/06/28	--	18,091,341.09	18,056,669.11	05/06/23
9	10187375	1	OF	Belmont	CA	Actual/360	3.717%	168,194.25	0.00	0.00	N/A	01/01/28	--	54,300,000.00	54,300,000.00	05/01/23
10A-2-C2	10187376	1	OF	New York	NY	Actual/360	3.605%	90,113.56	0.00	0.00	N/A	11/06/27	--	30,000,000.00	30,000,000.00	05/06/23
10A-2-C4	10187377	1				Actual/360	3.605%	60,075.71	0.00	0.00	N/A	11/06/27	--	20,000,000.00	20,000,000.00	05/06/23
11	10187378	1	MU	New York	NY	Actual/360	4.390%	175,600.00	0.00	0.00	N/A	01/06/28	--	48,000,000.00	48,000,000.00	05/06/23
12	10187379	1	LO	Austin	TX	Actual/360	4.920%	174,190.60	65,183.76	0.00	N/A	08/01/27	--	42,485,512.96	42,420,329.20	05/01/23
13	10187380	1	OF	Alexandria	VA	Actual/360	4.570%	167,868.22	57,928.82	0.00	N/A	02/06/28	--	44,079,181.32	44,021,252.50	05/06/23
15A-2-C4	10184031	1	OF	Tempe	AZ	Actual/360	3.559%	59,325.00	0.00	0.00	01/06/28	01/06/33	--	20,000,000.00	20,000,000.00	05/06/23
15A-2-C5	10184032	1				Actual/360	3.559%	62,291.25	0.00	0.00	01/06/28	01/06/33	--	21,000,000.00	21,000,000.00	05/06/23
16	10187383	1	OF	West Hollywood	CA	Actual/360	4.386%	146,194.17	0.00	0.00	N/A	01/06/28	--	40,000,000.00	40,000,000.00	05/06/23
17	10187384	1	RT	New York	NY	Actual/360	4.118%	137,266.67	0.00	0.00	N/A	02/01/28	--	40,000,000.00	40,000,000.00	05/01/23
18	10187385	1	RT	Whitehall	PA	Actual/360	4.056%	107,959.56	62,670.98	0.00	N/A	11/01/27	--	31,940,699.17	31,878,028.19	05/01/23
19	10187386	1	MU	Chestnut Hill	MA	Actual/360	3.900%	113,750.00	0.00	0.00	N/A	01/01/28	--	35,000,000.00	35,000,000.00	05/01/23
20	10187387	1	MF	Tempe	AZ	Actual/360	4.450%	110,861.14	42,773.08	0.00	N/A	01/06/28	--	29,895,139.13	29,852,366.05	05/06/23
21	10187388	1	OF	Jersey City	NJ	Actual/360	4.140%	103,500.00	0.00	0.00	N/A	11/01/27	--	30,000,000.00	30,000,000.00	05/01/23
23	10187390	1	OF	Stamford	CT	Actual/360	4.217%	86,499.14	34,776.87	0.00	N/A	12/06/27	--	24,614,994.09	24,580,217.22	05/06/23
24	10187391	1	98	Deerfield	IL	Actual/360	4.282%	87,424.17	0.00	0.00	N/A	01/06/28	--	24,500,000.00	24,500,000.00	05/06/23
25	10187392	1	MF	Waterford	MI	Actual/360	5.030%	95,811.67	31,311.29	0.00	N/A	02/06/28	--	22,857,654.11	22,826,342.82	05/06/23
26	10187393	1	OF	Santa Clarita	CA	Actual/360	4.390%	85,516.92	32,023.12	0.00	N/A	12/06/27	--	23,375,924.80	23,343,901.68	05/06/23
27	10187394	1	RT	Cincinnati	OH	Actual/360	4.620%	77,132.90	33,342.77	0.00	N/A	02/06/28	--	20,034,520.48	20,001,177.71	05/06/23
28	10187395	1	LO	East Point	GA	Actual/360	4.710%	69,048.45	44,515.37	0.00	N/A	01/06/28	--	17,591,961.73	17,547,446.36	05/06/23
29	10187396	1	OF	Portland	OR	Actual/360	4.042%	65,312.32	28,256.44	0.00	N/A	12/06/27	--	19,390,101.04	19,361,844.60	05/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	10187397	1	OF	Independence	OH	Actual/360	4.570%	66,110.26	25,843.29	0.00	N/A	01/06/28	--	17,359,368.32	17,333,525.03	05/06/23
31	10187398	1	LO	Augusta	GA	Actual/360	5.684%	76,958.49	24,434.22	0.00	N/A	02/01/28	--	16,247,394.96	16,222,960.74	05/01/23
32	10187399	1	MF	Hyattsville	MD	Actual/360	4.775%	57,643.13	20,830.16	0.00	N/A	01/01/28	--	14,486,230.73	14,465,400.57	05/01/23
33	10185823	1	LO	Greensboro	NC	Actual/360	5.685%	64,178.72	18,770.35	0.00	N/A	02/06/28	--	13,547,478.19	13,528,707.84	05/06/23
34	10187400	1	OF	Boca Raton	FL	Actual/360	4.550%	49,358.92	19,445.25	0.00	N/A	01/06/28	--	13,017,737.27	12,998,292.02	05/06/23
37	10187402	1	OF	Palm Beach Gardens	FL	30/360	4.693%	44,534.38	20,242.76	0.00	N/A	02/01/28	--	11,387,440.07	11,367,197.31	05/01/23
38	10187403	1	MF	Houston	TX	Actual/360	4.540%	40,556.65	19,462.09	0.00	N/A	12/06/27	--	10,719,818.40	10,700,356.31	05/06/23
40	10187404	1	RT	Atlanta	GA	Actual/360	4.770%	39,428.72	17,300.89	0.00	N/A	01/06/28	--	9,919,175.48	9,901,874.59	05/06/23
41	10187405	1	RT	Cranston	RI	Actual/360	4.400%	38,057.28	15,899.71	0.00	N/A	01/06/28	--	10,379,258.84	10,363,359.13	05/06/23
43	10187406	1	LO	Albuquerque	NM	Actual/360	5.710%	41,875.05	13,323.21	0.00	N/A	12/01/27	--	8,800,360.59	8,787,037.38	05/01/23
44	10187407	1	OF	San Francisco	CA	Actual/360	4.440%	33,300.00	0.00	0.00	N/A	01/06/28	--	9,000,000.00	9,000,000.00	05/06/23
45	10182612	1	RT	Homewood	AL	Actual/360	4.558%	31,092.06	12,269.62	0.00	N/A	12/06/27	--	8,185,712.47	8,173,442.85	05/06/23
47	10187409	1	RT	Smithfield	NC	Actual/360	4.928%	29,617.82	12,976.57	0.00	N/A	03/06/27	--	7,212,132.46	7,199,155.89	05/06/23
48	10187410	1	SS	Conyers	GA	Actual/360	4.950%	30,748.10	10,352.19	0.00	N/A	02/06/28	--	7,454,084.86	7,443,732.67	05/06/23
50	10181917	1	LO	Nashville	TN	Actual/360	4.910%	26,802.53	11,241.03	0.00	N/A	12/06/27	--	6,550,517.11	6,539,276.08	05/06/23
51	10187411	1	MH	Georgetown	TX	Actual/360	4.850%	26,308.84	11,157.28	0.00	N/A	02/06/28	--	6,509,404.18	6,498,246.90	05/06/23
52	10187412	1	RT	Ocala	FL	Actual/360	4.510%	23,737.25	11,518.69	0.00	N/A	12/06/27	--	6,315,898.07	6,304,379.38	05/06/23
54	10187413	1	LO	Glenwood Springs	CO	Actual/360	5.105%	16,710.53	6,540.87	0.00	N/A	12/01/27	--	3,928,037.99	3,921,497.12	05/01/23
55	10187414	1	OF	San Diego	CA	Actual/360	4.460%	15,498.50	0.00	0.00	N/A	01/06/28	--	4,170,000.00	4,170,000.00	05/06/23
56	10187415	1	RT	Lawrenceville	GA	Actual/360	4.780%	13,545.33	5,922.04	0.00	N/A	01/06/28	--	3,400,501.20	3,394,579.16	05/06/23
57	10187416	1	RT	Johnstown	PA	Actual/360	4.770%	10,604.86	3,397.16	0.00	N/A	01/06/28	--	2,667,888.87	2,664,491.71	05/06/23
Totals								4,354,880.35	1,047,531.43	0.00				1,212,968,115.64	1,211,920,584.21
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	0.00	6,088,166.79	01/01/22	06/30/22	05/11/23	11,080,574.82	0.00	0.00	0.00	0.00	0.00
2	1	5,851,251.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	38,926,551.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	11,305,769.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	10,936,739.58	11,762,181.34	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-1	1	2,617,340.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-3	1	0.00	952,157.94	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	7,337,239.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-2-C2	1	76,118,470.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-2-C4	1	76,118,470.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	3,446,368.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	5,297,304.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	5,821,421.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A-2-C4	1	55,654,038.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A-2-C5	1	55,654,038.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	19,351,824.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	5,574,460.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	0.00	17,064,939.19	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	10,043,589.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1	11,844,775.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	3,531,745.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	907,298.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	1,889,387.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	0.00	919,147.52	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	2,024,819.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	2,178,928.31	2,487,223.31	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	1,486,944.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1	2,932,615.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	0.00	2,513,324.06	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	5,652,167.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	2,544,005.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	955,523.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	1,663,061.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	1,266,289.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	1,176,473.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	1,151,941.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	1,696,408.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	845,907.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	1,233,088.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	1,006,878.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	1,697,831.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	1,366,566.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	757,247.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	830,656.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	837,102.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	0.00	343,849.60	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	288,128.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	333,825.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		442,154,497.81	42,130,989.75				11,080,574.82	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.308052%	4.292977%	50
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.308321%	4.293245%	51
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.308565%	4.293489%	52
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.286019%	4.271194%	51
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.286255%	4.271429%	52
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	57,660,000.00	4.286489%	4.271662%	53
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	55,256,044.32	4.241470%	4.226720%	51
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.254927%	4.240243%	50
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	93,912.78	0	0.00	4.255184%	4.240500%	51
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.255431%	4.240745%	52
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.255669%	4.240982%	53
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	57,500,000.00	4.255929%	4.241241%	54
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		79,500,000	79,500,000	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		60,000,000	60,000,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		7,199,156	7,199,156	0		0
49 - 60 Months		956,221,428	956,221,428	0		0
> 60 Months		109,000,000	109,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	1,211,920,584	1,211,920,584	0	0	0	0
Apr-23	1,212,968,116	1,212,968,116	0	0	0	0
Mar-23	1,213,932,131	1,213,932,131	0	0	0	0
Feb-23	1,270,131,222	1,270,131,222	0	0	0	0
Jan-23	1,271,034,998	1,191,534,998	0	0	79,500,000	0
Dec-22	1,271,932,200	1,271,932,200	0	0	0	0
Nov-22	1,330,466,453	1,330,466,453	0	0	0	0
Oct-22	1,386,543,323	1,386,543,323	0	0	0	0
Sep-22	1,387,334,949	1,387,334,949	0	0	0	0
Aug-22	1,388,242,849	1,388,242,849	0	0	0	0
Jul-22	1,389,053,576	1,389,053,576	0	0	0	0
Jun-22	1,389,929,373	1,389,929,373	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	10187366	79,500,000.00	79,500,000.00	68,300,000.00	10/10/22	5,584,901.29	2.43000	06/30/22	01/06/23	I/O
Totals		79,500,000.00	79,500,000.00	68,300,000.00		5,584,901.29

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	10187366	OF	IL	09/01/22	2
"	5/11/2023

The loan transferred to Special Servicing for imminent maturity default on 9/1/2022. The subject property is comprised of two mid-rise office buildings totaling 693,125 SF located in Lisle, IL, built in 1991/2001 and renovated in

2015. T he property is 73.3% leased as of May 2023. The property was inspected on 9/26/22 and was found to be good overall condition. The loan matured on 1/6/2023 and failed to pay off. A receiver was appointed on 5/9/2023. A/B participation structure.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
12	10187379	1	0.00	4.92000%	0.00	4.92000%	10	01/21/21	01/21/21	01/21/21
28	10187395	1	18,528,176.37	4.71000%	18,528,176.37	4.71000%	9	05/12/21	05/12/21	05/12/21
28	10187395	1	0.00	4.71000%	0.00	4.71000%	8	02/17/22	02/17/22	02/17/22
33	10185823	1	14,100,540.60	5.68478%	14,100,540.60	5.68478%	10	08/07/20	08/07/20	08/07/20
36	10187401	1	0.00	4.93000%	0.00	4.93000%	9	05/06/21	08/17/21	05/06/21
Totals			32,628,716.97		32,628,716.97
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	228.38	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	228.38	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			228.38

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Supplemental Notes
April 2018 - Prosup ID change
The prosup ID for loan 10187376 changed from 10A-2-C1 to 10A-2-C2

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27